Receivables (Tables)	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
Accounts and royalties receivable, net consisted of the following:

	December 31,	December 31,
	2014	2013
Trade receivables	$609,179	$2,449,199
Other receivables	1,312,617	1,493,979
	1,921,796	3,943,178

Less allowance for doubtful accounts	(32,469)	(16,497)
	$1,889,327	$3,926,681

Schedule Of Change In Allowance For Doubtful Accounts [Table Text Block]
The following table reflects the approximate change in allowance for doubtful accounts.

	Balance at	Charged to		Balance at
	Beginning of	Costs and	Balances	End of
	Period	Expenses	charged-off	Period

Year Ended December 31, 2014
Allowance for doubtful accounts	$16,497	$31,773	$(15,801)	$32,469

Year Ended December 31, 2013
Allowance for doubtful accounts	$42,709	$75,166	$(101,378)	$16,497